Promissory notes payable and Convertible Debentures (Details Narrative)									1 Months Ended		12 Months Ended
	Jun. 23, 2023 USD ($)	Feb. 21, 2023 USD ($)	Dec. 06, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 17, 2022 USD ($) $ / shares	Jan. 28, 2022 USD ($)	Jan. 07, 2022 USD ($)	Dec. 20, 2021 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Apr. 15, 2022 USD ($)	Jan. 28, 2022 $ / shares	Sep. 22, 2021 USD ($)
Short-Term Debt [Line Items]
Debt face amount	$ 21,000,000
Interest expense, debt											$ 7,124,527	$ 3,382,559
Interest payable current											154,743
Convertible debt					$ 66,000,000
Project finance package convertible debenture								$ 50,000,000
Project financing fee								51,000,000
Project finance package amount	67,000,000
Debt amount available under stream	46,000,000
Previously proposed	37,000,000
Gross proceeds received	9,000,000
Financing costs	83,499
Debt facility	$ 21,000,000
Royalty percentage	1.35%						1.35%
Gain on extinguishment of debt											$ 99,569
Loss on FV of convertible debentures	$ 347,499
Interest rate											10.80%
Debenture fair value other comprehensive income											$ 1,673,776	1,140,537
Interest expense											92,799	16,466
Gains loss on extinguishment debt											$ (99,569)
Debt description											The key assumptions used in the revaluation are production of 700,000,000 lbs of zinc, 385,000,000 lbs of lead, 8,700,000 oz of silver over 14 years and commodity prices of 1.15 $/lb to 1.25 $/lb for zinc, 0.90 $/lb to 0.95 $/lb for lead, and 22.50 $/oz to $24.50 $/oz for silver.
Stream funding description	On June 23, 2023, all conditions were met for the closing of the Stream, and $46,000,000 was advanced to the Company. The Stream is secured by the same security package that is in place with respect to the RCD, CD1, and CD2. The Stream is repayable by applying 10% of all payable metals sold until a minimum quantity of metal is delivered consisting of, individually, 63.5 million pounds of zinc, 40.4 million pounds of lead, and 1.2 million ounces of silver (subsequently amended, as described below). Thereafter, the Stream would be repayable by applying 2% of payable metals sold. The delivery price of streamed metals will be 20% of the applicable spot price. At the Company’s option, the Company may buy back 50% of the Stream Amount at a 1.40x multiple of the Stream Amount between the second and third anniversary of the date of funding, and at a 1.65x multiple of the Stream Amount between the third and fourth anniversary of the date of funding
Debt Conversion, Converted Instrument, Amount	$ 740,956
Stream debenture non current	45,259,044										$ 51,138,000
Other expenses											2,516,593
Loss on revaluation of the liability											3,128,956
Other interest expense											1,708	72,304
Common Stock [Member]
Short-Term Debt [Line Items]
Gain on extinguishment of debt											(268,889)
Gains loss on extinguishment debt											268,889
Other Comprehensive Income (Loss) [Member]
Short-Term Debt [Line Items]
Debenture fair value other comprehensive income											554,787	253,875
Consolidated Balance Sheets [Member]
Short-Term Debt [Line Items]
Interest payable current											510,411	691,890
Interest expense											2,368,233	2,092,065
Interest Expense [Member]
Short-Term Debt [Line Items]
Other expenses											$ 233,407
Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt face amount	21,000,000				$ 15,000,000	$ 6,000,000
Debt advance payment	$ 5,000,000
Increase in debt						$ 5,000,000
Maturity date, description					matured on March 31, 2025	matures on July 7, 2023			maturity date of CD1 from March 31, 2025, to March 31, 2026	maturity date would be amended from July 7, 2023 to March 31, 2025
Interest rate					10.50%	7.50%					10.00%
Common shares price | (per share)					$ 0.0029									$ 0.30
Gain on convertible debt											$ 58,657	179,046
Debt description	The maturity date of any drawings under the Debt Facility will be June 23, 2027. For every $5 million or part thereof advanced under the Debt Facility, the Company will grant a new 0.5% life-of-mine gross revenue royalty, on the same terms as the Royalty, to a maximum of 2.0% on the Primary Claims and 1.4% on the Secondary Claims. The Company may buy back 50% of these royalties for $20 million. The Company determined that no recognition is required on the financial statements as of December 31, 2023, as no amount has been drawn from the facility.
Debt term	2 years
Maturity date	Jun. 23, 2027
Royalties payment	$ 20,000,000
Convertible Debt [Member] | 3 Quartely Payments Beginning June 30, 2024 [Member]
Short-Term Debt [Line Items]
Debt advance payment					$ 2,000,000				$ 2,000,000
Gain on convertible debt											(3,833)
Convertible Debt [Member] | Maturity Date [Member]
Short-Term Debt [Line Items]
Debt advance payment					9,000,000				9,000,000
Bridge Loan [Member]
Short-Term Debt [Line Items]
Debt face amount			$ 5,000,000
Gain on extinguishment of debt	222,754
Gains loss on extinguishment debt	(222,754)
Debt description			The Bridge Loan bears interest at 10.5% per annum and matures at the earlier of (i) the advance of the Stream, or (ii) June 30, 2024. In addition, the minimum quantity of metal delivered under the Stream, if advanced, would increase by 5% relative to amounts previously announced.
Increase in quantity delivered			5.00%
Bridge Loan [Member] | Consolidated Balance Sheets [Member]
Short-Term Debt [Line Items]
Interest expense, debt											346,550	70,404
Interest payable current												53,985
Multi-metal Stream [Member]
Short-Term Debt [Line Items]
Convertible debt								37,000,000
Non Convertible Promissory Notes Payable [Member]
Short-Term Debt [Line Items]
Notes Payable				$ 500,000						$ 500,000			$ 500,000		$ 2,500,000
Interest rate															15.00%
One-time penalty				10
Debt face amount				99,569						99,569
Debt advance payment		$ 18,000							15,000		1,599,569
Convertible debt									$ 150,000
Non Convertible Promissory Notes Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Convertible debt		120,000
Non Convertible Promissory Notes Payable [Member] | Another Party [Member]
Short-Term Debt [Line Items]
Convertible debt		$ 120,000
Promissory Note [Member]
Short-Term Debt [Line Items]
Notes Payable												1,500,000
Interest expense, debt											189,179	281,301
Interest payable current												384,041
Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt advance payment											$ 36,000
RCD Note [Member]
Short-Term Debt [Line Items]
Interest rate							9.00%
Debt face amount							$ 8,000,000
Convertible debt	$ 96,000,000			$ 8,000,000				8,000,000		$ 8,000,000
Royalty percentage	1.85%						1.85%
Maturity date, description										maturity date from July 7, 2023 to March 31, 2025
Gain on extinguishment of debt	$ 6,980,932
Gains loss on extinguishment debt	(6,980,932)
CD1 Note [Member]
Short-Term Debt [Line Items]
Convertible debt								5,000,000
Increase in debt								$ 6,000,000
Common shares price | $ / shares											$ 0.227	$ 0.219
CD2 Note [Member]
Short-Term Debt [Line Items]
Convertible debt					$ 15,000,000
Common shares price | $ / shares											$ 0.219	$ 0.212
CD1 And CD1 Note [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt advance payment	6,000,000
CD1 And CD1 Note [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt advance payment	$ 15,000,000